Note 4 - Discontinued Operations - Loss From Discontinued Operations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues		$ 553,302	$ 553,302	$ 3,370,181
Infrastructure and access		2,523,222	965,596	19,292,571
Depreciation		638,681	638,681	4,032,219
Network operations		183,583	192,947	793,886
Customer support		69,804	69,804	383,155
Sales and marketing		246	246	145,954
General and administrative		47,333	105,545
Total operating expenses		3,462,869	1,972,819	24,647,785
Net operating loss		(2,909,567)	(1,419,517)	(21,277,604)
Gain on sale of assets		1,177,742	1,177,742
Net Loss		$ (1,731,825)	$ (241,775)	$ (21,277,604)